Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	Maintenance and repairs are charged to expense as incurred. Depreciation is provided on the straight-line method based on the estimated useful lives of the assets as follows:
Useful Lives
Buildings and improvements	20 Years
Office and electronic equipment	3 - 5 Years
Motor vehicles	4 - 10 Years
Machinery	5 - 10 Years

Schedule of Outlines the Currency Exchange Rates	he following table outlines the currency exchange rates that were used in the consolidated financial statements:
	June 30, 2023	June 30, 2022	June 30, 2021
Year-end spot rate	US$1= 7.2258 RMB	US$1= 6.7114 RMB	US$1= 6.4601 RMB
Average rate	US$1= 6.9890 RMB	US$1= 6.4661 RMB	US$1= 6.6076 RMB